IN ACCORDANCE WITH RULE 202 OF REGULATION S-T, THIS TA-W FORM IS BEING FILED IN PAPER PURSUANT TO A CONTINUING HARDSHIP EXEMPTION.

RECEIVED
2010 MAY -7 PM 2:48
SEC / TM

10032700

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

Form Version: 1.2.0 ☐ Check to show blank form for printing

*= Required

Form Instructions

1(a).Filer CIK: 0000811570

1(b).Filer CCC: n#a5pyjm

1(c). Live/Test Filing? ◉ Live ○ Test

1(d). Return Copy? ☑ Yes

The registrant may provide a single e-mail address for contact purposes.

1(e)(i). Contact Name: Carole Taormina

1(e)(ii).Contact phone Number: 407-766-2846

1(e)(iii).Contact E-mail Address: carole@wolfefx.com

The registrant may provide additional e-mail addresses for those persons the filer would like to receive notification e-mails regarding the filing.

1(f).Notification E-mail Address:

2. Transfer Agent File No.: 084 - 01502

3. Full name of registrant:
Affiliated Stock Transfer Company

4. Name under which transfer agent activities are conducted, if different from above:

5. Address of registrants principle place of business:

5(a).Address1
710 Powderhorn Circle

5(b).Address2

5(c).City
Lake Mary

5(d).State or Country
FLORIDA

5(e).Postal Code

32746

6. Furnish registrant's reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration:

OWNER RETIRING

7. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section.

4/30/2010

7(a). Does registrant have any intention of performing in the near future a transfer agent function for any such security?

○ Yes ◉ No

8. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims against it in connection with its performance of transfer agent functions for any security?

○ Yes ◉ No

9. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security?

○ Yes ◉ No

10. For each issue for which registrant acted as transfer agent and for any issues for which registrant assumed transfer agent functions since the last amendment to Form TA-1, furnish:

10(a). Is there a successor transfer agent?

◉ Yes ○ No

10(b). Name of successor transfer agents:

JERSEY TRANSFER & TRUST CO

10(c). Address:

10(c)(i).Address 1

201 Bloomfield Ave.

10(c)(ii).Address 2

10(c)(iii).City

Verona

10(c)(iv).State or Country

NEW JERSEY

10(c)(v).Postal Code

07044

10(d). Is the successor transfer agent registered as a transfer agent pursuant to the Act?

◉ Yes ○ No

11. For each issue for which registrant acted as transfer agent and for any issues for which

registrant assumed transfer agent functions since the last amendment to Form TA-1, furnish: name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which the registrant maintained in connection with its performance of transfer agent functions.

11(a). Name of Custodian:

MESSRS. HOWARD & JEFF MANGER @ JERSEY TRANSFER & TRUST CO

11(b). Address:

11(b)(i).Address1

201 Bloomfield Ave

11(b)(ii).Address2

11(b)(iii).City

Verona

11(b)(iv).State or Country

NEW JERSEY

11(b)(v).Postal Code

07044

12. Furnish the name(s) and address(es), if different from Item 11, where such books and records will be located.

12(a). Name of custodian:

12(b). Address:

12(b)(i).Address 1

12(b)(ii).Address 2

12(b)(iii).City

12(b)(iv).State or Country

Select...

12(b)(v).Postal Code

SIGNATURE: The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserver by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

13(a).Signature of Official responsible for Form: Carole Taormina	13(b).Telephone number: 407-766-2846
13(c).Title of Signing Officer: PRESIDENT	13(d).Date signed Month/Day/Year): 05/05/2010

President	5/5/2010

14. Related Documents/Attachments

14(a). File Name:

14(b). Type of Attachment: COVER

14(c). Type of Attachment Additional Description:

14(d). Attachment Description:

14(e). File: File Attachment